CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balance at Jun. 30, 2018	$ 842,353	$ 60	$ 223,396	$ 45,970	$ 578,079	$ (5,453)	$ 842,052	$ 301
Balance (in shares) at Jun. 30, 2018		60,342,099
Effect of change in accounting principle - ASC 606 at Jun. 30, 2018	21,389				21,389		21,389
Share-based compensation	151		151				151
Net income (loss) for the period	72,119				72,036		72,036	83
Appropriations to statutory reserves				313	(313)
Dividend paid	(10,862)				(10,862)		(10,862)
Translation adjustments	(27,090)					(26,828)	(26,828)	(262)
Balance at Dec. 31, 2018	898,060	$ 60	223,547	46,283	660,329	(32,281)	897,938	122
Balance (in shares) at Dec. 31, 2018		60,342,099
Balance at Jun. 30, 2019	947,160	$ 60	223,634	48,698	708,515	(35,521)	945,386	1,774
Balance (in shares) at Jun. 30, 2019		60,342,099
Issuance of restricted shares		$ 1	(1)
Issuance of restricted shares (in shares)		195,000,000
Share-based compensation	40		40				40
Net income (loss) for the period	63,621				63,746		63,746	(125)
Appropriations to statutory reserves				729	(729)
Dividend paid	(12,713)				(12,713)		(12,713)
Translation adjustments	(13,253)				0	(14,331)	(14,331)	1,078
Balance at Dec. 31, 2019	$ 984,855	$ 61	$ 223,673	$ 49,427	$ 758,819	$ (49,852)	$ 982,128	$ 2,727
Balance (in shares) at Dec. 31, 2019		60,537,099